Long-Term Investments (Details) $ in Thousands, ¥ in Millions	Aug. 15, 2016 CNY (¥)	Jun. 02, 2016 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Apr. 12, 2023 CNY (¥)
Beijing Haohua Haofu Investment Co., Ltd [Member]
Long-Term Investments [Line Items]
Equity method investments		¥ 0.9		$ 120
Paid for investment		¥ 0.9
Zhongtai International Education Technology [Member]
Long-Term Investments [Line Items]
Equity method investments	¥ 1.0		$ 140
Paid for investment	¥ 1.0
Huafu IKE International Education Consultant (Beijing) Co., Ltd.[Member]
Long-Term Investments [Line Items]
Equity method investments				$ 140	¥ 1.0
Equity Method Investment [Member]
Long-Term Investments [Line Items]
Percentage of equity interest	15.00%	10.00%
Equity Method Investment [Member] | Beijing Haohua Haofu Investment Co., Ltd [Member]
Long-Term Investments [Line Items]
Percentage of equity interest		10.00%
Equity Method Investment [Member] | Zhongtai International Education Technology [Member]
Long-Term Investments [Line Items]
Percentage of equity interest	15.00%
Equity Method Investment [Member] | Huafu IKE International Education Consultant (Beijing) Co., Ltd.[Member]
Long-Term Investments [Line Items]
Percentage of equity interest					20.00%